Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of Revenue - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Revenue [Line Items]
Total revenues	$ 1,833,590	$ 2,948,115	$ 4,563,731	$ 6,428,608	$ 6,461,163
Hardware [Member]
Schedule of Revenue [Line Items]
Total revenues	747,378	1,313,059
CIS Software [Member]
Schedule of Revenue [Line Items]
Total revenues	822,444	775,201
Tax devices and service [Member]
Schedule of Revenue [Line Items]
Total revenues	$ 263,768	$ 859,855